RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

20.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai CREATER Industrial Co., Ltd. (“CREATER”)	Staged office space company	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group
Smart Lodging Group (Cayman) Limited(“Smart Lodging”)	Hotel chain	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Suzhou Huali Jinshi Construction Decoration Co., Ltd. ("Huali Jinshi")	Building decoration company	Equity method investee of the Group

Shanghai CREATER Industrial Co., Ltd. ceased to be related parties of the Group from August 2019.

(a) Related party balances

Amounts due from related parties were mainly comprised of shareholder loans to Sheen Star, CREATER, Cjia Group, Zhuchuang and Lianquan, which are short-term in nature and mainly payable on demand, and receivable for service fee from Accor, service fee and room charges withheld by Trip.com. As the Group adopted ASU 2016-13 on January 1, 2020 utilizing the modified retrospective approach, the Group recorded credit losses of RMB18 for the year ended December 31, 2020.

	As of December 31,
	2019	2020
Sheen Star	52	52
Zhuchuang	27	27
Trip.com	16	22
Cjia Group	16	22
Accor	1	1
Lianquan	50	58
Others	20	14
Allowance for expected credit losses	—	(18)
Total	182	178

Amounts due to related parties were mainly comprised of payables for brand use fee, reservation fee and other service fee to Trip.com, and Accor, consultation fee to and cash received on behalf of Cjia Group and China Hospitality JV and payables for construction service fee to Huali Jinshi, which are short-term in nature and payable on demand.

	As of December 31,
	2019	2020
Trip.com	33	48
China Hospitality JV	25	—
Accor	11	8
Cjia Group	17	42
Huali Jinshi	9	29
Others	0	5
Total	95	132

(b) Related party transactions

During the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

	Years Ended December 31,
	2018	2019	2020
Commission expenses to Trip.com	61	72	78
Lease expenses to Trip.com	18	18	18
Brand use fee, reservation fee and other related service fee to Accor	18	28	17
Marketing and training fee from Trip.com	12	41	66
Service fee from Accor	14	9	3
Service fee from China Hospitality JV	10	6	1
Service fee from Sheen Star	2	4	4
Goods sold and service provided to Cjia Group	30	21	18
Sublease income from Cjia Group	—	14	9
Service fee to Cjia Group	—	6	17
Early termination compensation of sublease to Cjia Group	—	—	8
Early termination compensation of franchise agreement from China Hospitality JV	—	—	26
Purchase of property and equipment from Cjia Group	—	—	11
Service fee to Huali Jinshi	1	99	41
Sublease income from Lianquan	—	7	12
Interest income from Sheen Star	—	8	1
Interest income from CREATER	10	6	—
Loan from Cjia Group	103	—	—
Loan payment to Smart Lodging	—	30	—
Loan payment to Lianquan	—	32	—